OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other Liabilities, Current [Abstract]
Tax payables	$ 12,428	$ 7,400
Hedging transactions related payables – see Note 11A	5,070	500
Others	1,712	1,386
Total other current liabilities	$ 19,210	$ 9,286